CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit (loss) [abstract]
Revenues	$ 2,852.8	$ 1,633.0
Cost of sales	(1,646.6)	(1,083.1)
Gross profit (loss)	1,206.2	549.9
General and administrative expenses	(58.4)	(48.9)
Exploration expenses	(27.2)	(21.7)
Impairment reversal (charge), net	(12.2)	455.5
Other income (expenses)	(14.8)	9.2
Earnings (loss) from operations	1,093.6	944.0
Finance costs	(112.2)	(70.8)
Foreign exchange gain (loss)	(0.6)	(1.0)
Gain on sale of Bambouk assets	0.0	34.1
Interest income, derivatives and other investment gains (losses)	(11.0)	70.9
Earnings (loss) before income taxes	969.8	977.2
Income tax expense	(237.5)	(129.4)
Net earnings (loss)	732.3	847.8
Net earnings (loss) attributable to:
Equity holders	664.4	819.6
Non-controlling interests	67.9	28.2
Net earnings (loss)	$ 732.3	$ 847.8
Weighted average number of common shares outstanding attributable to equity holders
Basic (in shares)	575.1	539.8
Diluted (in shares)	581.7	545.9
Earnings (loss) per share from discontinued operations ($ per share)
Basic earnings (loss) per share (in dollars per share)	$ 1.16	$ 1.52
Diluted earnings (loss) per share (in dollars per share)	$ 1.14	$ 1.50